RELATED PARTY TRANSACTIONS (Details Narrative) - USD ($)								3 Months Ended		12 Months Ended
	Aug. 24, 2023	Jul. 26, 2023	Jun. 26, 2023	Jun. 20, 2023	Apr. 17, 2023	Feb. 23, 2023	Feb. 14, 2023	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023	Mar. 31, 2022	Nov. 28, 2022	Apr. 11, 2022
Related Party Transaction [Line Items]
Consulting fees								$ 19,925	$ 9,004	$ 102,286	$ 119,863
Total proceeds								1,750,000
Receivable										44,481
GK Partners [Member]
Related Party Transaction [Line Items]
Total proceeds			$ 25,000	$ 1,750,000			$ 115,000
Stock Issued During Period, Shares, New Issues						2,500,000
GK Partners [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued				2,500,000
GK Partners [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued				2,500,000
Myson Inc [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued				5,000,000
Myson Inc [Member] | Subsequent Event [Member] | Restricted Stock [Member]
Related Party Transaction [Line Items]
Shares issued				5,000,000
Common Stock [Member]
Related Party Transaction [Line Items]
Total proceeds								$ 2,500
Stock Issued During Period, Shares, New Issues								2,500,000
Common Stock [Member] | GK Partners [Member]
Related Party Transaction [Line Items]
Warrant to purchase shares													6,000,000
Exercise price per share													$ 1.00
Warrant [Member]
Related Party Transaction [Line Items]
Warrant to purchase shares							115,000
Exercise price per share							$ 1.00					$ 1.00
Warrant [Member] | GK Partners [Member]
Related Party Transaction [Line Items]
Warrant to purchase shares			25,000				115,000						6,000,000
Exercise price per share			$ 1.00	$ 1.00			$ 1.00						$ 1.00
Warrant [Member] | GK Partners [Member] | Subsequent Event [Member]
Related Party Transaction [Line Items]
Warrant to purchase shares	30,000	25,000
Exercise price per share		$ 1.00
Total proceeds	$ 30,000	$ 25,000
Mr.Michael Adams [Member]
Related Party Transaction [Line Items]
Consulting fees										0	12,000
Reimburse for office expense and car allowance										$ 0	2,000
Mr.Michael Adams [Member] | Maximum [Member]
Related Party Transaction [Line Items]
Percentage of outstanding common stock										1.00%
Mr Bennett Yankowitz [Member]
Related Party Transaction [Line Items]
Legal fees								$ 10,924	$ 11,557	$ 35,415	11,453
Due to related party										12,217	$ 11,512
Due to related party								$ 7,713		2,217
Mr Yankowitz [Member]
Related Party Transaction [Line Items]
Salary payment					$ 36,000
Agreement term					1 year
Mr Yankowitz [Member] | Common Stock [Member]
Related Party Transaction [Line Items]
Warrant to purchase shares												250,000
Exercise price per share												$ 1.00
GK Partners [Member]
Related Party Transaction [Line Items]
Receivable										$ 44,481
Mr Rouf [Member]
Related Party Transaction [Line Items]
Salary payment					$ 72,000
Agreement term					1 year